Accrued expenses and other liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Other accrued liabilities	€ 26	€ 28
Total	26	28
Current
Accrued fees to rights holders	1,826	1,665
Accrued salaries, vacation, severance, and related taxes	273	120
Accrued social costs for options and RSUs	57	7
Accrued operating liabilities	163	194
Other accrued expenses	121	107
Total	€ 2,440	€ 2,093